Segment And Geographic Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 28, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Dec. 29, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Net sales	$ 1,422	$ 1,338	$ 1,403	$ 1,338	$ 1,372	$ 1,326	$ 1,410	$ 1,395	$ 5,501	$ 5,503	$ 5,612
Operating profit									1,051	1,100	1,115
Depreciation and amortization									297	284	296
Total assets	10,248				9,271				10,248	9,271	9,118
International, Net Sales									2,905	2,909	2,964
Long-Lived Assets	1,410				1,425				1,410	1,425	1,388
International, Long-Lived Assets	365				389				365	389	381
IESD [Member]
Segment Reporting Information [Line Items]
Net sales									3,209	3,277	3,453
Operating profit									2,138	2,274	2,240
Depreciation and amortization									80	73	87
Total assets	2,855				2,320				2,855	2,320	2,394
CATD [Member]
Segment Reporting Information [Line Items]
Net sales									2,292	2,226	2,159
Operating profit									1,349	1,326	1,211
Depreciation and amortization									89	91	84
Total assets	3,273				2,967				3,273	2,967	3,086
Other [Member]
Segment Reporting Information [Line Items]
Net sales									0	0	0
Operating profit									(2,436)	(2,500)	(2,336)
Depreciation and amortization									128	120	125
Total assets	4,120				3,984				4,120	3,984	3,638
United States [Member]
Segment Reporting Information [Line Items]
Net sales									2,596	2,594	2,648
Long-Lived Assets	1,045				1,036				1,045	1,036	1,007
Europe [Member]
Segment Reporting Information [Line Items]
Net sales									1,473	1,432	1,559
Long-Lived Assets	73				82				73	82	84
Japan [Member]
Segment Reporting Information [Line Items]
Net sales									567	665	641
Long-Lived Assets	28				32				28	32	31
Asia Pacific [Member]
Segment Reporting Information [Line Items]
Net sales									490	456	416
Long-Lived Assets	75				82				75	82	81
Other Countries [Member]
Segment Reporting Information [Line Items]
Net sales									375	356	348
Long-Lived Assets	$ 189				$ 193				$ 189	$ 193	$ 185